Prospectus Supplement

John Hancock Asset-Based Lending Fund	John Hancock Investment Trust II
John Hancock Bond Trust	John Hancock Investors Trust
John Hancock California Tax-Free Income Fund	John Hancock Municipal Securities Trust
John Hancock Capital Series	John Hancock Premium Dividend Fund
John Hancock Exchange-Traded Fund Trust	John Hancock Sovereign Bond Fund
John Hancock Financial Opportunities Fund	John Hancock Strategic Series
John Hancock Funds II	John Hancock Tax-Advantaged Global Shareholder Yield Fund
John Hancock Funds III	John Hancock Variable Insurance Trust
John Hancock Investment Trust

Supplement dated August 19, 2022 to the current Prospectus, as may be supplemented (the “Prospectus”)

Effective immediately, the following replaces the similar information contained in each Prospectus, as applicable:

The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. In particular, effective August 19, 2022 (the “Compliance Date”), Rule 18f-4 under the 1940 Act (the “Derivatives Rule”) replaces the asset segregation regime of Investment Company Act Release No. 10666 (“Release 10666”) with a new framework for the use of derivatives by registered funds. On the Compliance Date, the SEC rescinded Release 10666 and withdrew no-action letters and similar guidance addressing a fund’s use of derivatives and began requiring funds to satisfy the requirements of the Derivatives Rule. As a result, on or after the Compliance Date, the funds will no longer engage in “segregation” or “coverage” techniques with respect to derivatives transactions and will instead comply with the applicable requirements of the Derivatives Rule.

The Derivatives Rule mandates that a fund adopt and/or implement: (i) value-at-risk limitations (“VaR”); (ii) a written derivatives risk management program; (iii) new Board oversight responsibilities; and (iv) new reporting and recordkeeping requirements. In the event that a fund’s derivative exposure is 10% or less of its net assets, excluding certain currency and interest rate hedging transactions, it can elect to be classified as a limited derivatives user (“Limited Derivatives User”) under the Derivatives Rule, in which case the fund is not subject to the full requirements of the Derivatives Rule. Limited Derivatives Users are excepted from VaR testing, implementing a derivatives risk management program, and certain Board oversight and reporting requirements mandated by the Derivatives Rule. However, a Limited Derivatives User is still required to implement written compliance policies and procedures reasonably designed to manage its derivatives risks. The Derivatives Rule also provides special treatment for reverse repurchase agreements, similar financing transactions and unfunded commitment agreements. Specifically, a fund may elect whether to treat reverse repurchase agreements and similar financing transactions as “derivatives transactions” subject to the requirements of the Derivatives Rule or as senior securities equivalent to bank borrowings for purposes of Section 18 of the 1940 Act. In addition, a fund, including money market funds, may invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that: (i) the fund intends to physically settle the transaction; and (ii) the transaction will settle within 35 days of its trade date.

You should read this Supplement in conjunction with each Prospectus and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.

Statement of Additional Information Supplement

John Hancock Asset-Based Lending Fund	John Hancock Investment Trust II
John Hancock Bond Trust	John Hancock Investors Trust
John Hancock California Tax-Free Income Fund	John Hancock Municipal Securities Trust
John Hancock Capital Series	John Hancock Premium Dividend Fund
John Hancock Exchange-Traded Fund Trust	John Hancock Sovereign Bond Fund
John Hancock Financial Opportunities Fund	John Hancock Strategic Series
John Hancock Funds II	John Hancock Tax-Advantaged Global Shareholder Yield Fund
John Hancock Funds III	John Hancock Variable Insurance Trust
John Hancock Investment Trust

Supplement dated August 19, 2022 to the current Statement of Additional Information, as may be supplemented (the “SAI”)

Effective immediately, the following replaces the similar information contained in each SAI, as applicable:

The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. In particular, effective August 19, 2022 (the “Compliance Date”), Rule 18f-4 under the 1940 Act (the “Derivatives Rule”) replaces the asset segregation regime of Investment Company Act Release No. 10666 ("Release 10666") with a new framework for the use of derivatives by registered funds. On the Compliance Date, the SEC rescinded Release 10666 and withdrew no-action letters and similar guidance addressing a fund’s use of derivatives and began requiring funds to satisfy the requirements of the Derivatives Rule. As a result, on or after the Compliance Date, the funds will no longer engage in “segregation” or “coverage” techniques with respect to derivatives transactions as outlined in this SAI and will instead comply with the applicable requirements of the Derivatives Rule.

The Derivatives Rule mandates that a fund adopt and/or implement: (i) value-at-risk limitations (“VaR”) in lieu of asset segregation requirements; (ii) a written derivatives risk management program; (iii) new Board oversight responsibilities; and (iv) new reporting and recordkeeping requirements. In the event that a fund’s derivative exposure is 10% or less of its net assets, excluding certain currency and interest rate hedging transactions, it can elect to be classified as a limited derivatives user (“Limited Derivatives User”) under the Derivatives Rule, in which case the fund is not subject to the full requirements of the Derivatives Rule. Limited Derivatives Users are excepted from VaR testing, implementing a derivatives risk management program, and Board oversight and reporting requirements mandated by the Derivatives Rule. However, a Limited Derivatives User is still required to implement written compliance policies and procedures reasonably designed to manage its derivatives risks. The Derivatives Rule also provides special treatment for reverse repurchase agreements, similar financing transactions and unfunded commitment agreements. Specifically, a fund may elect whether to treat reverse repurchase agreements and similar financing transactions as “derivatives transactions” subject to the requirements of the Derivatives Rule or as senior securities equivalent to bank borrowings for purposes of Section 18 of the 1940 Act. In addition, a fund, including money market funds, may invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security, provided that: (i) the fund intends to physically settle the transaction; and (ii) the transaction will settle within 35 days of its trade date.

Furthermore, it is possible that additional government regulation of various types of derivative instruments may limit or prevent a fund from using such instruments as part of its investment strategy in the future, which could negatively impact the fund. New position limits imposed on a fund or its counterparty may also impact the fund’s ability to invest in futures, options, and swaps in a manner that efficiently meets its investment objective.

You should read this Supplement in conjunction with each SAI and retain it for your future reference.

Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.